Income Tax - Summary of Current and Deferred Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current income tax	€ (9)	€ (7,790)	€ 0
Deferred income tax	1,998	1,662	2,345
Taxes on income	€ 1,989	€ (6,128)	€ 2,345